EQUITY	12 Months Ended
Dec. 31, 2018
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
EQUITY
EQUITY
Share capital
At December 31, 2018 and 2017, the fully paid up share capital of the Company was €2,504 thousand, consisting of 193,923,499 common shares and 56,497,618 special voting shares, all with a nominal value of €0.01 per share. At December 31, 2018, the Company had 6,002,843 common shares and 4,744 special voting shares held in treasury, while at December 31, 2017, the Company had 4,969,625 common shares and 4,099 special voting shares held in treasury.
The following table provides a reconciliation of the opening and closing number of outstanding common shares and outstanding special voting shares:

	Common Shares	Special Voting Shares	Total
Outstanding shares at January 1, 2018	188,953,874	56,493,519	245,447,393
Shares repurchased under share repurchase program(1)	(1,033,218)	—	(1,033,218)
Other changes(2)	—	(645)	(645)
Outstanding shares at December 31, 2018	187,920,656	56,492,874	244,413,530
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(1)	Includes shares repurchased between January 1, 2018 and December 31, 2018 based on the transaction trade date.

(2)	Relates to the deregistration of special voting shares from the loyalty register.

The loyalty voting structure

The purpose of the loyalty voting structure is to reward ownership of the Company’s common shares and to promote stability of the Company’s shareholder base by granting long-term shareholders of the Company with special voting shares. Following the Separation, Exor N.V. (“Exor”) and Piero Ferrari participate in the Company’s loyalty voting program and, therefore, effectively hold two votes for each of the common shares they hold. Investors who purchased common shares in the initial public offering may elect to participate in the loyalty voting program by registering their common shares in the loyalty share register and holding them for three years. The loyalty voting program will be effected by means of the issue of special voting shares to eligible holders of common shares. Each special voting share entitles the holder to exercise one vote at the Company’s shareholders meeting. Only a minimal dividend accrues to the special voting shares allocated to a separate special dividend reserve, and the special voting shares do not carry any entitlement to any other reserve of the Group. The special voting shares have only immaterial economic entitlements and, as a result, do not impact the Company’s earnings per share calculation.

Retained earnings and other reserves
Retained earnings and other reserves includes:

•
a share premium reserve of €5,768,544 thousand at December 31, 2018 (€5,768,544 thousand at December 31, 2017), which primarily originated from the issuance of common shares pursuant to the restructuring activities undertaken as part of the Separation.

•	a legal reserve of €29 thousand at December 31, 2018 and €8 thousand at December 31, 2017, determined in accordance with Dutch law.

•	a treasury reserve of €100,143 thousand at December 31, 2018 and €50 thousand at December 31, 2017.

•	a share-based compensation reserve of €52,198 thousand at December 31, 2018 and €29,707 thousand at December 31, 2017.
Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 13, 2018, a dividend distribution of €0.71 per common share was approved, corresponding to a total distribution of €133,939 thousand (of which €133,095 thousand was paid in 2018). The distribution was made from the retained earnings reserve.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 14, 2017, a cash distribution of €0.635 per common share was approved, corresponding to a total distribution of €119,985 thousand. The distribution was made from the share premium reserve which is a distributable reserve under Dutch law.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 15, 2016, a cash distribution of €0.46 per common share was approved, corresponding to a total distribution of €86,905 thousand. The distribution was made from the share premium reserve which is a distributable reserve under Dutch law.

On February 9, 2018, the Company announced its intention to launch a share repurchase program. The program is intended to optimize the capital structure of the Company. Shares repurchased may be used to meet the Company’s obligations arising from the equity incentive plan approved in 2017. As of December 31, 2018 the Company had repurchased 1,033,218 common shares for a total consideration of €100,093 thousand under the program.

Other comprehensive income
The following table presents other comprehensive income:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans (1)	385	(730)	(1,448)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	385	(730)	(1,448)
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments arising during the period	(9,257)	54,695	(18,282)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(3,777)	(19,724)	69,368
(Losses)/Gains on cash flow hedging instruments	(13,034)	34,971	51,086
Exchange differences on translating foreign operations arising during the period	5,986	(15,346)	4,118
Total items that may be reclassified to the consolidated income statement in subsequent periods	(7,048)	19,625	55,204
Total other comprehensive income	(6,663)	18,895	53,756
Related tax impact	3,520	(9,554)	(16,961)
Total other comprehensive income, net of tax	(3,143)	9,341	36,795
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(1)
For the year ended December 31, 2018 includes €33 thousand (€45 thousand for the year ended December 31, 2017) related to the Group’s proportionate share of the loss on remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.

Gains and losses on the remeasurement of defined benefit plans include actuarial gains and losses arising during the period and are offset against the related net defined benefit liabilities.
The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2018			2017			2016
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
(Losses)/Gains on remeasurement of defined benefit plans	385	(88)	297	(730)	203	(527)	(1,448)	(18)	(1,466)
Gains on cash flow hedging instruments	(13,034)	3,608	(9,426)	34,971	(9,757)	25,214	51,086	(16,943)	34,143
Exchange gains on translating foreign operations	5,986	—	5,986	(15,346)	—	(15,346)	4,118	—	4,118
Total other comprehensive income/(loss)	(6,663)	3,520	(3,143)	18,895	(9,554)	9,341	53,756	(16,961)	36,795

Transactions with non-controlling interests
With the exception of dividends paid to non-controlling interests, there were no transactions with non-controlling interests for the years ended December 31, 2018, 2017 or 2016.

Policies and processes for managing capital
The Group’s objectives when managing capital are to create value for shareholders as a whole, safeguard business continuity and support the growth of the Group. As a result, the Group endeavors to maintain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds.